UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $354,720 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     1790   554196 SH       SOLE                   554196        0        0
CARE INVESTMENT TRUST INC      COM              141657106    34797  4536814 SH       SOLE                  4536814        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8330    45184 SH       SOLE                    45184        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    11843   527288 SH       SOLE                   527288        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     4127   182873 SH       SOLE                   182873        0        0
MANULIFE FINL CORP             PUT              56501R956    21400  1070000 SH  PUT  SOLE                  1070000        0        0
NRG ENERGY INC                 COM NEW          629377508     5354   189937 SH       SOLE                   189937        0        0
OIL SVC HOLDRS TR              PUT              678002956    68900   689000 SH  PUT  SOLE                   689000        0        0
REINSURANCE GROUP AMER INC     COM NEW          759351604     7291   163465 SH       SOLE                   163465        0        0
SAFEWAY INC                    COM NEW          786514208     9245   468815 SH       SOLE                   468815        0        0
SOLUTIA INC                    COM NEW          834376501     4370   377350 SH       SOLE                   377350        0        0
SPDR GOLD TRUST                CALL             78463V907   159400  1594000 SH  CALL SOLE                  1594000        0        0
TECK RESOURCES LTD             CL B             878742204     8810   320500 SH       SOLE                   320500        0        0
TIME WARNER CABLE INC          COM              88732J207     9063   210335 SH       SOLE                   210335        0        0